Business Combinations - Summary components of identifiable intangible assets (Parenthetical) (Detail) - Second Spectrum [Member] $ in Millions	Jun. 15, 2021 USD ($)
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired	$ 31.0
Acquired finite lived lived intangible assets weighted average useful life	3 years
Trademarks [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired	$ 2.8
Acquired finite lived lived intangible assets weighted average useful life	15 years